UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

Smith Barney World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2004

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 99.7%
Australia — 2.5%
165,000	Macquarie Bank Ltd. (a)	$3,832,062
501,359	The News Corp., Ltd. (a)	4,309,150
66,000	Westpac Banking Corp. (a)	782,196
		8,923,408
Denmark — 2.0%
140,000	Novo Nordisk A/S	7,115,341
Finland — 2.1%
654,000	Nokia Oyj	7,594,116
France — 5.0%
78,000	Essilor International SA	4,790,624
70,400	Groupe Danone (a)	5,801,830
38,000	Total Fina Elf SA (a)	7,374,282
		17,966,736
Germany — 3.9%
62,000	BASF AG	3,302,943
29,000	SAP AG	4,647,335
19,000	SAP AG, Sponsored ADR	760,190
86,000	Stada Arzneimittel AG (a)	3,218,846
188,000	T-Online International AG (b)	2,112,548
		14,041,862
Hong Kong — 2.7%
290,000	Hutchison Whampoa Ltd. (a)	1,951,973
1,851,000	Johnson Electric Holdings Ltd. (a)	1,874,779
2,000,000	Li & Fung Ltd. (a)	2,769,302
470,000	Swire Pacific Ltd., Class A shares	3,133,414
		9,729,468
Ireland — 6.0%
400,000	Bank of Ireland	5,187,768
5	CRH PLC	112
1,612,400	Grafton Group PLC (b)	12,997,187
300,000	Irish Continental Group PLC (b)	3,519,068
		21,704,135
Italy — 1.2%
450,000	Saipem S.p.A. (a)	4,282,435
Japan — 21.8%
187,000	Aisin Seiki Co., Ltd.	4,088,395
189,000	Canon Inc.	9,231,515
70,000	Daiichi Kosho Co., Ltd. (a)	2,004,938
730	Dentsu Inc. (a)	1,861,459
532,000	Dowa Mining Co., Ltd.	3,214,689
150,000	Honda Motor Co., Ltd.	7,299,663
50,000	Hoya Corp.	5,140,292
115,000	ITO-Yokado Co., Ltd.	4,470,932
1,045	Mitsubishi Toyoko Financial Group, Inc.	9,354,568

See Notes to Schedule of Investments.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Japan — continued
21,000	Nidec Corp. (a)	$1,951,515
400,000	Nomura Holdings, Inc.	5,487,767
1,250	NTT DoCoMo, Inc.	2,177,329
28,000	Rohm Co., Ltd.	2,996,723
60,000	Seven-Eleven Japan Co., Ltd.	1,842,424
240,000	Sharp Corp.	3,467,205
84,000	Shin Etsu Chemical Co., Ltd (a)	2,850,909
275,000	Terumo Corp.	6,666,667
410,000	Toppan Printing Co., Ltd.	4,100,920
		78,207,910
Mexico — 1.9%
2,250,000	Wal-Mart de Mexico SA de CV	6,863,905
The Netherlands — 3.3%
191,643	ING Groep N.V.	4,445,307
165,000	Randstad Holding N.V. (a)	4,514,152
58,500	Royal Dutch Petroleum Co. (a)	2,932,791
		11,892,250
Norway — 0.6%
662,700	Stolt Offshore S.A. (b)	2,214,141
Singapore — 2.0%
600,000	DBS Group Holdings Ltd. (a)	5,408,706
176,000	Venture Corp. Ltd. (a)	1,658,205
		7,066,911
Spain — 5.1%
275,000	Banco Bilbao Vizcaya Argentaria, S.A. (a)	3,659,229
610,000	Indra Sistemas, S.A.	7,779,246
480,000	Telefonica S.A.	6,993,381
		18,431,856
Sweden — 1.9%
100,000	Atlas Copco AB (a)	3,583,295
1,238,000	Telefonaktiebolaget LM Ericsson (b)	3,306,926
		6,890,221
Switzerland — 12.0%
100,000	Credit Suisse Group (b)	3,209,288
250,000	Mettler-Toledo International Inc. (b)	10,425,000
23,000	Nestle SA	5,879,916
109,000	Novartis AG	4,878,626
109,000	Roche Holdings AG	10,779,845
120,000	UBS AG	8,030,646
		43,203,321
United Kingdom — 25.7%
105,000	AstraZeneca PLC	4,700,777
242,000	BOC Group PLC	4,151,412
1,073,000	BP PLC	10,072,057
1,671,000	Capita Group PLC	9,301,792
1,075,000	Compass Group PLC	6,252,990
400,000	Diageo PLC	4,959,005
208,906	HSBC Holdings PLC (a)	3,080,103
860,056	Kingfisher PLC	4,443,384
170,000	Rio Tinto PLC	4,431,634

See Notes to Schedule of Investments.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2004

United Kingdom — continued
140,000	Royal Bank of Scotland Group PLC	$3,937,370
2,570,000	Serco Group PLC	9,397,188
1,611,582	Tesco PLC	7,461,204
7,720,000	Vodafone Group PLC	16,747,285
380,000	WPP Group PLC	3,515,145
		92,451,346
	TOTAL COMMON STOCK (Cost — $264,726,261)	358,579,362

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 0.3%
$1,015,000	State Street Bank and Trust Co., dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — $1,015,106; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 11/15/27; Market value — $1,038,113 )(Cost — $1,015,000)	1,015,000
	TOTAL INVESTMENTS — 100.0% (Cost — $265,741,261*)	$359,594,362
LOANED SECURITIES COLLATERAL
39,484,921	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $39,484,921)	$39,484,921
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

Summary of Investments by Sector**
Consumer Discretionary	17.9%
Financials	16.6
Information Technology	16.1
Healthcare	11.8
Industrials	10.7
Energy	7.5
Telecommunications Services	7.2
Consumer Staples	7.2
Materials	5.0
100.0%
**	As a percentage of long-term investments. Please note that Fund holdings are as of July 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The International All Cap Growth Portfolio (“Fund”), a separate investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and ask prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices; U.S. government and agency obligations are valued at the mean between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

2.	Concentration of Risk

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Notes to the Schedule of Investments (unaudited) (continued)

3.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers, and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, the Fund loaned securities having a market value of $38,089,658. The Fund received cash collateral amounting to $39,484,921, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio. In addition, the Fund received securities collateral amounting to $491,366, which is maintained in a segregated account at the custodian.

4.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date	September 27, 2004